Loans to Customers	12 Months Ended
Dec. 31, 2025
Loans to customers [abstract]
Loans to Customers
12.
Loans to customers

	2024	2025
Gross loans to customers	6,042,443	7,543,926
Less: allowance for impairment losses (Note 7)	(295,843)	(371,764)
Total loans to customers	5,746,600	7,172,162

All loans to customers issued by the Group were allocated to the Fintech segment for internal segment reporting purposes.

The Group did not provide loans which individually exceeded 10% of the Group’s equity.

Movements in allowances for impairment losses on loans to customers for the years ended 31 December 2023, 2024, and 2025 are disclosed in Note 7.

As at 31 December 2024 and 2025, accrued interest of KZT 68,558 million and KZT 106,348 million, respectively, was included in loans to customers.

Loans with principal or accrued interest in arrears for more than 90 days are classified as non-performing loans (“NPL”). These loans were classified in Stage 3. Allowance for impairment losses to NPLs reflects the Group’s total provision as a percentage of NPL’s. Considering the ratio represents allowance for impairment losses for all loans as a percentage of NPLs, the ratio can be more than 100%.

The following table sets forth the Group’s outstanding NPLs as compared to the total allowance for impairment losses on total loans to customers:

	Gross NPLs	Total allowance for impairment losses	Total allowance for impairment losses to Gross NPLs
As at 31 December 2024	327,730	295,843	90%
As at 31 December 2025	466,845	371,764	80%

Provision expenses on loans to customers:

	2023	2024	2025
Provision expenses on loans to customers	(76,888)	(110,293)	(158,408)

The gross carrying amount and related allowance for impairment losses on loans to customers by stage were as follows:

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Gross loans to customers	5,447,804	86,251	485,252	23,136	6,042,443
Less: allowance for impairment losses	(77,521)	(22,378)	(193,759)	(2,185)	(295,843)
Carrying amount as at 31 December 2024	5,370,283	63,873	291,493	20,951	5,746,600

	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	POCI	Total
Gross loans to customers	6,691,163	129,800	703,082	19,881	7,543,926
Less: allowance for impairment losses	(74,162)	(26,061)	(270,058)	(1,483)	(371,764)
Carrying amount as at 31 December 2025	6,617,001	103,739	433,024	18,398	7,172,162

During the years ended 31 December 2024 and 2025, the Group has restructured loans to customers, which were classified as NPL, in the amount of KZT 137,728 million and KZT 185,388 million, respectively, by providing an interest free extended repayment schedule.

During the years ended 31 December 2024 and 2025, KZT 58,615 million and KZT 103,119 million of restructured loans were collected, respectively.

As at 31 December 2024 and 2025, the Group’s restructured loans in Stage 3 amounted to the gross carrying amount of KZT 94,556 million and KZT 145,302 million, respectively.

As at 31 December 2024 and 2025, the Group’s restructured loans in Stage 2 amounted to the gross carrying amount of KZT 18,009 million and KZT 26,505 million, respectively.

As at 31 December 2024 and 2025, the Group’s restructured loans in Stage 1 amounted to the gross carrying amount of KZT 15,364 million and KZT 27,653 million, respectively.

As at 31 December 2024 and 2025, the Group recognized restructured loans as POCI loans with gross carrying amount of KZT 23,136 million and KZT 19,881 million, respectively.